Subsequent Events - Schedule of Total Convertible Notes and Warrants (Details) - USD ($)		Apr. 22, 2024	Apr. 10, 2024	Mar. 31, 2024		Mar. 15, 2024	Feb. 26, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Principal amount				$ 31,750,001,000				$ 17,819,220,000
Accrued but Uncapitalized Interest				545,165,000				237,590,000
JMCM Holdings LLC [Member]
Subsequent Event [Line Items]
Principal amount				9,917,870,000				9,691,730,000	[1]
Accrued but Uncapitalized Interest				198,357,000				129,223,000
SherpaVentures Fund II LP [Member]
Subsequent Event [Line Items]
Principal amount				5,247,131,000	[2]			5,127,490,000	[3]
Accrued but Uncapitalized Interest				104,943,000	[2]			68,367,000	[3]
MH Orbit LLC [Member]
Subsequent Event [Line Items]
Principal amount				4,016,000,000
Accrued but Uncapitalized Interest				80,320,000
RBH Ventures Astra SPV LLC [Member]
Subsequent Event [Line Items]
Principal amount				2,999,000,000		$ 991,000,000
Accrued but Uncapitalized Interest				45,445,000
Warrants to Purchase Common Stock						429,270
Astera Institute [Member]
Subsequent Event [Line Items]
Principal amount				5,000,000,000
Accrued but Uncapitalized Interest				41,667,000
ERAS Capital LLC [Member]
Subsequent Event [Line Items]
Principal amount				1,000,000,000
Accrued but Uncapitalized Interest				8,000,000
Ulrich Gall [Member]
Subsequent Event [Line Items]
Principal amount				200,000,000
Accrued but Uncapitalized Interest				$ 1,533,000
Chris C. Kemp [Member]
Subsequent Event [Line Items]
Principal amount								2,000,000
Adam London [Member]
Subsequent Event [Line Items]
Principal amount							$ 150,000	$ 1,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Principal amount			$ 31,750,001,000
Accrued but Uncapitalized Interest			$ 650,999,000
Warrants to Purchase Common Stock			14,823,917
Subsequent Event [Member] | JMCM Holdings LLC [Member]
Subsequent Event [Line Items]
Principal amount	[4]		$ 9,917,870,000
Accrued but Uncapitalized Interest	[4]		$ 231,417,000
Warrants to Purchase Common Stock	[4]		5,684,354
Subsequent Event [Member] | SherpaVentures Fund II LP [Member]
Subsequent Event [Line Items]
Principal amount			$ 5,247,131,000
Accrued but Uncapitalized Interest			$ 122,433,000
Warrants to Purchase Common Stock			2,212,768
Subsequent Event [Member] | MH Orbit LLC [Member]
Subsequent Event [Line Items]
Principal amount	[5]		$ 4,016,000,000
Accrued but Uncapitalized Interest	[5]		$ 93,707,000
Warrants to Purchase Common Stock	[5]		1,732,673
Subsequent Event [Member] | RBH Ventures Astra SPV LLC [Member]
Subsequent Event [Line Items]
Principal amount			$ 2,999,000,000
Accrued but Uncapitalized Interest			$ 55,442,000
Warrants to Purchase Common Stock		0	1,295,607
Subsequent Event [Member] | Astera Institute [Member]
Subsequent Event [Line Items]
Principal amount			$ 5,000,000,000
Accrued but Uncapitalized Interest			$ 58,333,000
Warrants to Purchase Common Stock			2,165,842
Subsequent Event [Member] | ERAS Capital LLC [Member]
Subsequent Event [Line Items]
Principal amount			$ 1,000,000,000
Accrued but Uncapitalized Interest			$ 11,333,000
Warrants to Purchase Common Stock			433,168
Subsequent Event [Member] | Ulrich Gall [Member]
Subsequent Event [Line Items]
Principal amount			$ 200,000,000
Accrued but Uncapitalized Interest			$ 2,200,000
Warrants to Purchase Common Stock			0
Subsequent Event [Member] | Chris C. Kemp [Member]
Subsequent Event [Line Items]
Principal amount			$ 2,196,667,000
Accrued but Uncapitalized Interest			$ 50,006,000
Warrants to Purchase Common Stock			866,337
Subsequent Event [Member] | Adam London [Member]
Subsequent Event [Line Items]
Principal amount			$ 1,173,333,000
Accrued but Uncapitalized Interest			$ 26,128,000
Warrants to Purchase Common Stock			433,168

[1]	Includes the Original Warrants, which are exercisable to purchase 1,500,000 shares of Class A Common Stock; JMCM Holdings LLC is the only holder of the Original Warrants.
[2]	Investor is a related party. SherpaVentures Fund II, LP (“ACME II) is an affiliate of Scott Stanford, a director of the Company. Chris C. Kemp, trustee of the Chris Kemp Living Trust dated February 10, 2021 (the “Kemp Trust”), is the Company Chairman and Chief Executive Officer (“CEO”). Adam London is the Chief Technology Officer (“CTO”) and a director of the Company.
[3]	Investor is a related party. SherpaVentures Fund II, LP is an affiliate of Scott Stanford, a director of the Company. Chris C. Kemp is the Company Chairman and CEO. Adam London is the CTO and a director of the Company.
[4]	Includes the Original Warrants of which JMCM Holdings LLC is the only holder.
[5]	Investor is an affiliate of JMCM Holdings LLC